Provisions, income tax liabilities and other liabilities - Summary of Movements in Non-current Provisions (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance		€ 5,762	€ 5,262	€ 5,822
Changes in scope of consolidation		39	11
Increases in provisions		1,065	1,622	952
Provisions utilized		(1,232)	(446)	(408)
Reversals of unutilized provisions		(237)	(242)	(758)
Transfers		(552)	(516)	(572)
Net interest related to employee benefits, and unwinding of discount		110	122	120
Currency translation differences		(259)	116	(65)
Actuarial gains and losses on defined-benefit plans		(155)	(13)	171
Ending balance		4,541	5,762	5,262
Provisions for pensions and other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance		1,992	2,214	2,039
Changes in scope of consolidation		7	0
Increases in provisions	[1]	85	145	141
Provisions utilized	[1]	(478)	(173)	(162)
Reversals of unutilized provisions	[1]	(29)	(108)	(21)
Transfers		38	(89)	(1)
Net interest related to employee benefits, and unwinding of discount		72	65	70
Currency translation differences		(92)	43	(23)
Actuarial gains and losses on defined-benefit plans		(155)	(13)	171
Ending balance		1,440	1,992	2,214
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance		821	718	844
Changes in scope of consolidation		0	0
Increases in provisions		177	199	185
Provisions utilized		(97)	(118)	(107)
Reversals of unutilized provisions		0	0	(190)
Transfers		(1)	0	0
Net interest related to employee benefits, and unwinding of discount		1	2	3
Currency translation differences		(74)	34	(17)
Actuarial gains and losses on defined-benefit plans		0	0	0
Ending balance		827	821	718
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance		799	554	761
Changes in scope of consolidation		0	0
Increases in provisions		224	548	315
Provisions utilized		(22)	(20)	(25)
Reversals of unutilized provisions		(7)	(8)	(159)
Transfers		(340)	(270)	(361)
Net interest related to employee benefits, and unwinding of discount		5	19	23
Currency translation differences		(5)	(3)	0
Actuarial gains and losses on defined-benefit plans		0	0	0
Ending balance		654	799	554
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance		2,150	1,776	2,178
Changes in scope of consolidation		32	11
Increases in provisions		579	730	311
Provisions utilized		(635)	(135)	(114)
Reversals of unutilized provisions		(201)	(126)	(388)
Transfers		(249)	(157)	(210)
Net interest related to employee benefits, and unwinding of discount		32	36	24
Currency translation differences		(88)	42	(25)
Actuarial gains and losses on defined-benefit plans		0	0	0
Ending balance		€ 1,620	€ 2,150	€ 1,776

[1]	(a)In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.